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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2000
                                               -------------------


Check here if Amendment [  x  ]; Amendment Number:   1
                                                 ---------
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 2/9/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

    /s/ James E. Buck II              GREENWICH, CONNECTICUT      MAY 17, 2001
-----------------------------         ----------------------      ------------
         [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                               -------------

Form 13F Information Table Entry Total:                25
                                               -------------

Form 13F Information Table Value Total:          $322,239
                                               -------------
                                                (thousands)




List of Other Included Managers:

None


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
                                       FORM 13F INFORMATION TABLE - QUARTER ENDED 12/31/2000

             COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                                   SHRS OR
NAME OF ISSUER                TITLE OF                   VALUE       PRN      SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                               CLASS         CUSIP      (X1000)     AMOUNT    PRN   CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
American Freightways Corp.  COMMON STOCK   02629V108    19,089      678,835    SH            SOLE                678,835   0     0

Avis Group Holdings Inc.    COMMON STOCK   053790101    15,340      471,100    SH            SOLE                471,100   0     0

AXA ADR Repr 1/2 Shs        ADRS STOCKS    054536107     3,270       45,544    SH            SOLE                 45,544   0     0

AXA Financial Inc.          COMMON STOCK   002451102     9,175      164,200    SH            SOLE                164,200   0     0

Bank UTD Corp. Cl A         COMMON STOCK   065412108    30,221      443,200    SH            SOLE                443,200   0     0

CNA Surety Corp             COMMON STOCK   12612L108     2,827      198,400    SH            SOLE                198,400   0     0

Coastal Corp.               COMMON STOCK   190441105     7,065       80,000    SH            SOLE                 80,000   0     0

Dain Raucher Corp.          COMMON STOCK   233856103    16,845      177,900    SH            SOLE                177,900   0     0

Detection Sys Inc.          COMMON STOCK   250644101       633       35,530    SH            SOLE                 35,530   0     0

Farm Family Hldgs Inc.      COMMON STOCK   307901108     3,600       84,200    SH            SOLE                 84,200   0     0

FCNB Corp.                  COMMON STOCK   302920103    13,169      487,746    SH            SOLE                487,746   0     0

Genzyme Corp.               COMMON STOCK   372917104     2,051       22,800    SH            SOLE                 22,800   0     0

Hertz Corporation Com Cl-A  COMMON STOCK   428040109     2,389       70,000    SH            SOLE                 70,000   0     0

Infinity Broadcasting Corp. COMMON STOCK   45662S102    45,148    1,631,300    SH            SOLE              1,631,300   0     0

Keebler Foods Co.           COMMON STOCK   487256109    35,819      864,400    SH            SOLE                864,400   0     0

Merchants New York Bancorp  COMMON STOCK   589167105     4,945      197,300    SH            SOLE                197,300   0     0

Pennaco Energy Inc.         COMMON STOCK   708046107     1,511       77,000    SH            SOLE                 77,000   0     0

U.S. Bancorp                COMMON STOCK   902973106    22,810      781,500    SH            SOLE                781,500   0     0

Comerica Inc.               COMMON STOCK   200340107     1,912       32,200    SH            SOLE                 32,200   0     0

Great Plains Software Inc.  COMMON STOCK   39119E105     6,829      145,100    SH            SOLE                145,100   0     0

Morgan Keegan Inc.          COMMON STOCK   617410105       345       13,000    SH            SOLE                 13,000   0     0

Old Kent Finl Corp.         COMMON STOCK   679833103    34,711      793,400    SH            SOLE                793,400   0     0

Quaker Oats Co.             COMMON STOCK   747402105     2,434       25,000    SH            SOLE                 25,000   0     0

Summit Bancorp              COMMON STOCK   866005101    39,665    1,038,700    SH            SOLE              1,038,700   0     0

Swift Transn Co Inc.        COMMON STOCK   870756103       436       22,000    SH            SOLE                 22,000   0    0

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